ING MUTUAL FUNDS
ING Diversified International Fund
Supplement dated July 23, 2007
to the Class A, Class B, Class C Prospectus,
Class I Prospectus and Class R Prospectus
each dated February 28, 2007
     Effective June 28, 2007, ING International Equity Dividend Fund was added as an Underlying Fund to which ING Diversified International Fund may allocate a portion of its investments.
Class A, B and C Prospectus:
1.	The section entitled “Fees You Pay Directly” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Fees You Pay Directly

	Class A (1)	Class B	Class C

Maximum sales charge on your investment (as a % of offering price)	5.75 (2)	none	none
Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none(3)	5.00 (4)	1.00 (5)

(1) The Fund does not impose any front end sales charge (load) on reinvested dividends or distributions.
(2) Reduced for purchases of $50,000 and over. Please see page 12.
(3) A contingent deferred sales charge (''CDSC’’) of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 12.
(4) A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 13.
(5) A CDSC is imposed upon redemptions within 1 year from purchase. Please see page 13.

Operating Expenses Paid Each Year by the Fund(1)
 (as a % of average net assets)

			Distribution		Acquired	Total		Net
			and Service		(Underlying)	Fund	Waivers,	Fund
		Management	(12b-1)	Other	Funds Fees and	Operating	Reimbursements	Operating
Class		Fees	Fees	Expenses(2)	Expenses(3)	Expenses(4)	and Recoupment(5)	Expenses

Class A	%	0.00	0.25	0.28	1.18	1.71	(0.24)	1.47
Class B	%	0.00	1.00	0.28	1.18	2.46	(0.24)	2.22
Class C	%	0.00	1.00	0.28	1.18	2.46	(0.24)	2.22

(1) This table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily assets. The estimated expenses are based the Fund’s actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes , if any, and fee waivers to which ING Investments, the investment adviser to the Fund has agreed.
(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of the Fund’s average daily net assets.
(3) The Fund’s Acquired (Underlying) Funds Fees and Expenses are based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying Funds borne by a Fund will vary based on the Fund’s allocation of assets to, and annualized net expenses of, the particular Underlying Funds during the Fund’s fiscal year.
(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Fund Operating expenses would have been 1.84%, 2.59% and 2.59% for the Class A, Class B and Class C shares, respectively.
(5) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Fund’s expenses proposed to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading “Waivers and Reimbursements”. The expense limits for the Fund, excluding the Acquired (Underlying) Funds Fees and Expenses, are 0.35%, 1.10% and 1.10% for the Class A, Class B and Class C shares, respectively. The total expense limits for the Fund, including the expenses for the Acquired (Underlying) Funds, are 1.47%, 2.22% and 2.22% for the
Class A, Class B and Class C shares, respectively. The expense limits will continue through at least July 23, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term or upon termination of the investment management agreement.

2.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 5 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.

3.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years

Class A	$716	1,061	1,429	2,459

If you sell your shares					If you don’t sell your shares
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class B	$725	1,044	1,489	2,593	225	744	1,289	2,593

If you sell your shares					If you don’t sell your shares
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class C	$325	744	1,289	2,778	225	744	1,289	2,778
Class I Prospectus:
1.	The section entitled “Fees You Pay Directly” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Fees You Pay Directly

Class I

Maximum sales charge on your investment (as a % of offering price)	none

Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none
Operating Expenses Paid Each Year by the Fund(1)
(as a % of average net assets)
Class I

					Acquired			Net Fund
					(Underlying)		Waivers,	Operating
			Distribution		Funds Fees	Total Fund	Reimbursements	Expenses
			and Service	Other	and	Operating	and
Fund		Management Fee	(12b-1) Fee	Expenses(2)	Expenses(3)	Expenses(4)	Recoupments(5)

ING Diversified International	%	0.00	N/A	0.28	1.18	1.46	(0.24)	1.22

(1) This table shows the estimated operating expenses for Class I shares of the Fund as a ratio of expenses to average daily net assets. The estimated expenses are based on the Fund’s actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the Investment adviser to the Fund, has agreed.
(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund’s average daily net assets.
(3) The Funds Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying Funds borne by a Fund will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Fund’s fiscal year.
(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Fund Operating Expenses would have been 1.59%.
(5) ING Investments, LLC, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Fund’s expenses proposed to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading ‘‘Waivers and Reimbursements”. The expense limit for the Fund, excluding the expenses of the Acquired (Underlying) Funds Fees and Expenses is 0.10% for the Class I shares. The total expense limit for the Fund, including the expenses of the Acquired (Underlying) Funds, is 1.22% for Class I shares. The expense limit will continue through at least July 23, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then- current term or upon termination of the investment management agreement.

2.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 4 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.
3.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years

Class I	$124	438	775	1,726

Class R Prospectus:
1.	The section entitled “Fees You Pay Directly” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Fees You Pay Directly
Class R

Maximum sales charge on your investment (as a % of offering price)	none

Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)	none
Operating Expenses Paid Each Year by the Fund(1) (as a % of average net assets)
Class R

			Distribution		Acquired	Total Fund		Net Fund
			and Service		(Underlying)	Operating	Waivers,	Operating
			(12b-1) Fee		Funds Fees	Expenses(4)	Reimbursements	Expenses
		Management		Other	and		and
Fund		Fee		Expenses(2)	Expenses(3)		Recoupments(4)

ING Diversified International	%	0.00	0.50	0.28	1.18	1.96	(0.24)	1.72

(1) This table shows the estimated operating expenses for Class R shares of the Fund as a ratio of expenses to average daily net assets. The estimated expenses are based on the Fund’s actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the Investment Adviser to the Fund, has agreed.
(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund’s average daily net assets.

(3) The Fund’s Acquired (Underlying) Funds Fees and Expenses is based on a weighted average of the fees and expenses of the Underlying Funds in which it invests. The amount of fees and expenses of the Underlying Funds borne by a Fund will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Fund’s fiscal year.
(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Fund Operating Expenses would have been 2.09%.

(5) ING Investments, LLC, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Fund’s expenses proposed to be waived or reimbursed during the current fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading ‘‘Waivers and Reimbursements’’. The expense limit for the Fund, excluding the expenses of the Acquired (Underlying) Funds Fees and Expenses is 0.60% for the Class R Shares. The total expense limit for the Fund, including expenses of the Acquired (Underlying Funds), is 1.72% for Class R shares. The expense limit will continue through at least July 23, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

2.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 4 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.

3.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 5 is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years

Class R	$175	592	1,035	2,266
Class A, B, C, I and R Prospectuses:
     The table entitled “Description of the Investment Objectives, Main Investments, and Risks of the Underlying Funds” beginning on page 8 of the Class A, Class B, Class C Prospectus and on page 7 of the Class I Prospectus and Class R Prospectus is hereby amended to add:

Investment Adviser/Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisers B.V. (“IIMA”)	ING International Equity Dividend Fund	Growth of capital with dividend income as a secondary consideration.	Invests at least 80% of its net assets in a portfolio of equity securities of dividend paying companies. At least 65% of the net assets of the Fund will normally be invested in equity securities of issuers located in a number of different countries, other than the U.S., and at least 75% of its net assets will normally be invested in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies of any size. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.	Convertible securities risk, emerging markets investments risk, foreign securities risk, inability to sell securities risk, lending portfolio securities risk, price volatility risk and small-and mid-capitalization companies risk.
This supplement supersedes the supplement dated July 12, 2007.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE